Summary of Significant Accounting Policies (Property and Equipment) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	Over the lease terms	Over the lease terms
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	5 years	5 years